Share-based Compensation - Additional Information (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥) $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 $ / shares	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses	¥ 2,889		¥ 365		¥ 774
Unrecognized compensation cost	¥ 11,139	¥ 11,139
Weighted average recognition period	3 years 1 month 6 days
Weighted average grant-date per-share fair value of options granted | $ / shares		¥ 0.37		$ 0		$ 0
Share-based Payment Arrangement, Expense, Tax Benefit	¥ 0		0		0
Employee Stock Option [Member] | 2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period							4 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses	¥ 113,518		¥ 88,665		¥ 94,439
Weighted average recognition period	2 years 6 months 29 days
Unrecognized compensation cost of unvested restricted shares	¥ 286,276	¥ 286,276
Restricted Stock Units (RSUs) [Member] | 2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period							4 years